Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	£ 14,893	£ 13,278	£ 15,186
Reverse repurchase agreements	37,567	37,760
Debt securities	11,983	11,854
Due from fellow Lloyds Banking Group undertakings	1,182	560
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	43,962	44,143
Debt securities	11,051	9,554
Due from fellow Lloyds Banking Group undertakings	0	0
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	5,836	6,433
Loans and advances to customers	460,820	438,094
Reverse repurchase agreements	0	0
Debt securities	1,061	2,254
Due from fellow Lloyds Banking Group undertakings	1,182	560
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	5,836	6,433
Loans and advances to customers	461,504	441,907
Reverse repurchase agreements	43,962	44,143
Debt securities	11,983	11,854
Due from fellow Lloyds Banking Group undertakings	1,182	560
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	5,836	6,433
Loans and advances to customers	460,820	438,094
Reverse repurchase agreements	43,962	44,143
Debt securities	12,112	11,808
Due from fellow Lloyds Banking Group undertakings	£ 1,182	£ 560